Leases - Other Lease Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases.
Leases with residual value guarantees	$ 0	$ 0
Cash outflow for leases	690	471
Interest on lease liabilities	$ 268	$ 256